                                                       -------------------------
                                                       OMB Approval
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: May 31, 2007
                                                       Estimated average burden
                                                       hours per response: 21.09
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

               27777 Franklin Road, Suite 1630
                    Southfield, Michigan                   48034
          (Address of principal executive offices)       (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

KEYCO BOND FUND, INC. - SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006

                          LONG-TERM STATE AND                             PRINCIPAL        FAIR
                         MUNICIPAL OBLIGATIONS                              AMOUNT        VALUE
                         ---------------------                           -----------   ----------
MICHIGAN (58.4% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                    $   425,000   $   444,384
Detroit, Michigan, FSA, Series A, 5%, April 2019                             640,000       657,267
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                   520,000       525,834
Detroit, Michigan, City School District, 5.5%, May 2020                      385,000       414,075
Detroit, Michigan, City School District, 5%, May 2022                        500,000       527,725
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                  250,000       256,675
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                  350,000       357,441
Dundee, Michigan, Community School District, 5.375%, May 2020                365,000       383,648
Grand Ledge, Michigan, Public Schools, 5%, May 2022                          400,000       412,932
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                               145,000       149,370
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                               125,000       129,428
Lincoln, Michigan, Consolidated School District, 5%, May 2018                170,000       173,604
Livonia, Michigan, Public Schools, 5.75%, May 2018                           380,000       404,423
Macomb County, Michigan, Building Authority, 5%, March 2021                  500,000       511,515
Madison, Michigan, District Public Schools, 5.125%, May 2018                 750,000       774,465
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 6%, December 2013                                           130,000       131,201
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 5.375%, November 2017                                       125,000       126,903
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2022                                    325,000       337,149
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2023                                    535,000       553,484
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                              270,000       272,017
Michigan State Trunk Line, Series A, 4.75%, November 2020                    120,000       121,158
Michigan State House of Representatives Certificates of Participation,
   5%, August 2020                                                           460,000       471,357
Novi, Michigan, Building Authority, 5.6%, October 2019                       420,000       451,000
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                 525,000       549,376
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                  85,000        88,630
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018               150,000       153,443
University, Michigan, University Revenue Housing, 5.125%,
   November 2015                                                             350,000       355,247
Utica, Michigan, Community Schools, 5%, May 2020                             400,000       414,600
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019              500,000       530,635
Wayland, Michigan, Unified School District, 5.125%, May 2017               1,025,000     1,032,575
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                             135,000       140,809
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                             500,000       520,580
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
   December 2023                                                             325,000       328,253

                         LONG-TERM STATE AND                              PRINCIPAL        FAIR
                        MUNICIPAL OBLIGATIONS                               AMOUNT        VALUE
                        ---------------------                            -----------   -----------
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022    $   125,000   $   131,841
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022        440,000       453,666
Wyandotte, Michigan, Downtown Development, 6.25%,
   December 2008                                                             465,000       479,043
Wyoming, Michigan, Public Schools, 5.25%, May 2017                           675,000       692,253
Zeeland, Michigan, Public Schools, 5%, May 2023                              225,000       232,202
                                                                         -----------   -----------
                                                                          14,215,000    14,690,208
                                                                         -----------   -----------

                          LONG-TERM STATE AND                          PRINCIPAL        FAIR
                         MUNICIPAL OBLIGATIONS                           AMOUNT        VALUE
                         ---------------------                        -----------   -----------
ALL OTHER STATES AND TERRITORIES (41.6% OF INVESTMENT FAIR VALUE)
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014    $   750,000   $   793,492
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008        290,000       301,194
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009        700,000       738,696
Illinois State, 4.85%, October 2024                                       425,000       431,596
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue,
   6.625%, July 2008                                                      135,000       138,391
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                              500,000       570,345
Metropolitan Transportation Authority, New York, Commuter
   Facilities Revenue, 5.25%, July 2017                                   310,000       321,954
New York, New York, CIFG, TCRS, CIFG, Series O, 5%, June 2022             325,000       334,396
New York, New York, City Municipal Water Authority, Water and
   Sewer System Revenue, 5.625%, June 2019                                625,000       635,963
New York, New York, City Municipal Water Finance Authority,
   Water and Sewer System Revenue, 5.125%, June 2022                      205,000       209,252
New York, New York, City Transitional Finance Authority Future
   Tax Secured Refunding, Series A-1, 4.375%, November 2024               500,000       484,315
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                               500,000       522,170
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                      500,000       557,390
Puerto Rico Electric Power Authority, Power Revenue, Series PP,
   5%, July 2023                                                          575,000       594,883
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                         435,000       456,337
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                       565,000       615,856
Canutillo, Texas, Independent School District, 5%, August 2023            450,000       459,171
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                          445,000       460,401
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                           35,000        35,819
Corpus Christi, Texas, Business and Job Development Corporate Sales
   Tax Revenue, 5%, September 2021                                        475,000       487,597
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018           500,000       516,305
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020         730,000       777,384
                                                                      -----------   -----------
                                                                        9,975,000    10,442,907
                                                                      -----------   -----------
Total investments                                                     $24,190,000   $25,133,115
                                                                      ===========   ===========

NOTE TO INVESTMENT PORTFOLIO:

On June 30, 2006, the cost of investments in securities was $24,335,742. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were:

Gross unrealized appreciation   $988,049
Gross unrealized depreciation    190,676
                                --------
Net unrealized appreciation     $797,373
                                ========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 3. EXHIBITS.

     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /s/ Joel D. Tauber
    ---------------------------------
    Joel D. Tauber, President

Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joel D. Tauber
    ---------------------------------
    Joel D. Tauber, President

Date: July 26, 2006


By: /s/ Ellen T. Horing
    ---------------------------------
    Ellen T. Horing, Treasurer

Date: July 26, 2006

                                  EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------
99.302 Cert (2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley
                  Act of 2002.